Stockholders’ Deficit (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)											1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 10, 2024	Nov. 07, 2024	Sep. 30, 2024	Jun. 21, 2024	Jun. 19, 2024	May 02, 2024	Oct. 26, 2023	Jun. 30, 2023	Feb. 10, 2023	Aug. 15, 2022	Jun. 30, 2024	Oct. 31, 2023	Jun. 30, 2023	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing costs incurred																			$ 465,200	$ 157,500	$ 370,426
Proceeds from sale of common stock																			$ 7,803,453	$ 3,899,157	$ 3,896,577	21,006,371
Warrants to purchase shares											187,500						187,500			187,500
Warrant, shares			1,265,972											5,789,600					5,789,600		1,265,972
Proceeds from warrant exercises																					$ 2,983,769	849
Proceeds from offering																			$ 10,500,000
Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares								20,795
Warrants to purchase shares								28,409					28,409
Exercise price								$ 79.20					$ 79.20
Gross proceeds from private placement													$ 2,300,000
Proceeds from issuance of private placement													$ 1,900,000
Common Stock Warrants October 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price			$ 9.6000											$ 9.6000					$ 9.6000		$ 9.6000
Warrant exercise price decrease											$ 9.60
Warrant, shares			354,994											354,994					354,994		354,994
Expiration date			Oct. 27, 2028											Oct. 27, 2028					Oct. 27, 2028		Oct. 27, 2028
October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of common stock							$ 3,900,000
Warrants to purchase shares							10,664
Exercise price							$ 16.00
Warrants term							5 years
Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds									$ 15,000,000.0
Proceeds from sale of common stock									$ 13,600,000
Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price per share	$ 2.23
Proceeds from offering	$ 3,400,000
Registered Direct Offering [Member] | Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price per share	$ 2.2299
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price per share	$ 2.23
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share, value															$ 10	$ 105		$ 16			$ 17	$ 10
Sale of common stock, net of issuance costs, shares															98,846	1,050,500		163,281			167,987	104,159
Net share settlement of warrants, shares																1,209	92,493	1,795			94,288	64,928
Shares released from abeyance, shares														$ 16		$ 3
Common Stock [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for sale							163,281
Exercise price							$ 0.0001
Common Stock [Member] | Public Offering [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares									66,277
Prefunded Warrant [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							192,187
Offering price per share							$ 12.7992
Exercise price							$ 0.0008
Prefunded Warrant [Member] | Public Offering [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares									12,636
Offering price per share									$ 190.0624
Exercise price									$ 0.02
Prefunded Warrant [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for sale	768,000
Warrants to purchase shares	317,325
Exercise price	$ 0.0001
Prefunded Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for sale	127,500
Warrants to purchase shares	545,500
Exercise price	$ 0.0001
Common Warrant [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							710,931
Offering price per share							$ 12.80
Exercise price							$ 12.80
Warrants term							5 years
Common Warrant [Member] | Public Offering [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares									157,818
Offering price per share									$ 190.08
Exercise price									$ 190.08
Warrants term									5 years
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares																			1,209	94,288	94,288	64,928
Warrant, shares			187,500								187,500						187,500			187,500	187,500
Net share settlement of warrants, shares																			2,419	96,090	96,090	126,583
Number of warrant exercised																				355,937	355,937	17,249
Proceeds from warrant exercises																				$ 3,000,000.0	$ 3,000,000.0
Number of warrant expired																						33
Common Stock Warrants [Member] | Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Forfeited warrants, shares																				4,302	4,302
June 2024 Inducement Offer [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price decrease							$ 9.60
Warrant [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares	1,085,325
Exercise price	$ 2.10
Warrants term	5 years
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares	673,000
Exercise price	$ 2.10
Warrants term	5 years
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant exercised																			1,273,436
Purchase and Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock avialable to be sold														$ 24,700,000					$ 24,700,000
Purchase and Registration Rights Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share, value						$ 25,000,000.0
Sale of common stock, net of issuance costs, shares						77,771
Sale of stock, percentage						19.99%
Net proceeds																			$ 200,000		$ 100,000
Volume weighted average price discount percentage						4.00%
Shares for sale																			153,020		4,706
Purchase and Registration Rights Agreement [Member] | Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds			$ 25,000,000.0
Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing costs incurred																			$ 500,000		$ 400,000
2022 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share, value										$ 7,800,000
2022 Sales Agreement [Member] | BTIG LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share, value										$ 25,000,000.0
Net proceeds																						$ 5,700,000
Shares for sale																						17,087
Proceeds from sale of common stock																						$ 5,500,000
2022 Sales Agreement [Member] | Underwriter Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares									5,523													852
Exercise price									$ 237.60														$ 118.78
Warrants term									5 years
2022 Sales Agreement [Member] | Prefunded Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares								7,613					7,613
2022 Sales Agreement [Member] | Common Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																						$ 0.02	$ 118.78
Warrant exercise price decrease											$ 12.40
Inducement Offer Letter Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 12.80
Warrant exercise price decrease												$ 9.60
Aggregate number of shares issued												353,562
Proceeds from issuance of warrants				$ 2,900,000
Warrant, shares			187,500											187,500					187,500		187,500
Shares released from abeyance, shares																			$ 187,500
Inducement Offer Letter Agreements [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares					14,142
Exercise price					$ 14.88
Warrants term					5 years
Inducement Offer Letter Agreements [Member] | New Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, shares					703,125
Inducement Offer Letter Agreements [Member] | Existing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 12.80
Warrant exercise price decrease					$ 9.60
Warrant, shares					354.994
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued in June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, shares								28,409					28,409
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued in June 2023 [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 118.78					$ 118.78
Expiration date								Jun. 21, 2029					Jun. 21, 2029
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued in June 2023 [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 12.40					$ 12.40
Expiration date								Dec. 30, 2026					Dec. 30, 2026
Inducement Offer Letter Agreements [Member] | New Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price					$ 12.40
Warrants term					5 years
Underwriting Agreement [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for sale		155,000
Proceeds from offering		$ 4,200,000
Underwriting Agreement [Member] | Prefunded Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares		956,111
Offering price per share		$ 4.4999
Exercise price		$ 0.0001
Underwriting Agreement [Member] | Common Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares		2,222,222
Offering price per share		$ 4.50
Exercise price		$ 4.50
Warrants term		5 years